CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 272,705	$ 697,141
Contract assets	62,273	543,944
Accounts receivable	10,877	1,480
Deferred expenses	185,084	111,548
Prepaid expenses and other current assets	33,569	147,065
Total Current Assets	564,508	1,501,178
Restricted cash	103,149	101,141
Deferred offering costs	0	83,983
Property and equipment, net	986,407	389,845
Total Assets	1,654,064	2,076,147
Current Liabilities:
Accounts payable and accrued expenses	187,046	218,005
Deferred revenue	260,447	312,378
Loans payable - short term	53,858
Total Current Liabilities	501,351	530,383
Loans payable - long term, net of unamortized debt issuance costs	621,600
Total Liabilities	1,122,951	530,383
Stockholders' Equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; 0 shares issued and outstanding at December 31 ,2020 and 2019
Common stock, $0.0001 par value, 45,000,000 shares authorized, 11,429,661 and 11,159,661 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1,143	1,116
Additional paid-in capital	4,046,370	3,017,940
(Accumulated deficit) retained earnings	(3,516,400)	(1,473,292)
Total Stockholders' Equity	531,113	1,545,764
Total Liabilities and Stockholders' Equity	$ 1,654,064	$ 2,076,147